Fair Value Measurements and Disclosures (Tables)	6 Months Ended
Jun. 30, 2014
Fair Value Measurements and Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The Partnership’s assets and liabilities measured at fair value on a recurring basis are summarized in the following tables by the type of inputs applicable to the fair value measurements.

June 30, 2014	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
	$	$	$		$
Assets
Investment in Cambridge Master Fund	–	11,014,574	n/	a	11,014,574
Investment in KR Master Fund	–	3,395,357	n/	a	3,395,357

Total Assets	–	14,409,931	n/	a	14,409,931

December 31, 2013	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
	$	$	$		$
Assets
Investment in Cambridge Master Fund	–	11,299,138	n/	a	11,299,138
Investment in KR Master Fund	–	7,290,317	n/	a	7,290,317
Total Assets	–	18,589,455	n/	a	18,589,455

Schedule of Assets, Liabilities and Capital Investments
Summarized information, reflecting the total assets, liabilities and capital of Cambridge Master Fund and KR Master Fund as of June 30, 2014 and December 31, 2013, is shown in the following tables.

	June 30, 2014
	Total Assets	Total Liabilities	Total Capital
KR Master Fund	$20,025,680	$54,131	$19,971,549
Cambridge Master Fund	34,803,946	545,762	34,258,184
	$54,829,626	$599,893	$54,229,733

	December 31, 2013
	Total Assets	Total Liabilities	Total Capital
KR Master Fund	$44,043,845	$1,456,785	$42,587,060
Cambridge Master Fund	37,549,964	28,580	37,521,384
	$81,593,809	$1,485,365	$80,108,444

Summary of Partnership's Investments
Summarized information for the Partnership’s investment in as of June 30, 2014 and December 31, 2013, and operations of, Cambridge Master Fund and KR Master Fund for the three and six months ended June 30, 2014 and 2013 is shown in the following tables:

	June 30, 2014		December 31, 2013
	% of Partnership Net Assets	Fair Value	% of Partnership Net Assets	Fair Value
	%	$	%	$
Cambridge Master Fund	79.0	11,014,574	62.9	11,299,138

KR Master Fund	24.3	3,395,359	40.6	7,290,317

	For the three months ended June 30, 2014			For the six months ended June 30, 2014
Investment	Partnership’s pro rata Net Income/(Loss)	Investment Objective	Redemption Permitted	Partnership’s pro rata Net Income	Investment Objective	Redemption Permitted
	$				$
Cambridge Master Fund	(8,904)	Commodity Portfolio	Monthly	34,529	Commodity Portfolio	Monthly
KR Master Fund	11,223	Commodity Portfolio	Monthly	193,232	Commodity Portfolio	Monthly

	For the three months ended June 30, 2013			For the six months ended June 30, 2013
Investment	Partnership’s pro rata Net Income	Investment Objective	Redemption Permitted	Partnership’s pro rata Net Income	Investment Objective	Redemption Permitted
	$				$
Cambridge Master Fund	817,578	Commodity Portfolio	Monthly	1,427,851	Commodity Portfolio	Monthly
KR Master Fund	(310,076)	Commodity Portfolio	Monthly	(479,547)	Commodity Portfolio	Monthly

Income Statement Information of Investments
The tables below represent summarized Income Statement information for Cambridge Master Fund and KR Master Fund for the three and six months ended June 30, 2014 and 2013, to meet the requirements of Regulation S-X rule 3-09.

For the Three Months Ended June 30, 2014	Investment Income	Net Investment Loss	Total Trading Results	Net Income
	$	$	$	$
Cambridge Master Fund	1,450	(21,773)	176,599	154,826
KR Master Fund	707	(37,227)	141,468	104,241

For the Six Months Ended June 30, 2014	Investment Income	Net Investment Loss	Total Trading Results	Net Income
	$	$	$	$
Cambridge Master Fund	4,427	(66,719)	332,674	265,955
KR Master Fund	2,871	(89,978)	1,098,732	1,008,754

For the Three Months Ended June 30, 2013	Investment Income	Net Investment Loss	Total Trading Results	Net Income/(Loss)
	$	$	$	$
Cambridge Master Fund	1,419	(8,654)	1,880,968	1,872,314
KR Master Fund	4,715	(86,935)	(2,872,871)	(2,959,806)

For the Six Months Ended June 30, 2013	Investment Income	Net Investment Loss	Total Trading Results	Net Income/(Loss)
	$	$	$	$
Cambridge Master Fund	4,092	(28,417)	3,201,019	3,172,602
KR Master Fund	17,326	(163,594)	(4,527,593)	(4,691,187)